Note 10 - Short-term Borrowings	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Short-term Debt [Text Block]
10.	SHORT-TERM BORROWINGS

The year ended
December
31
outstanding balances and related information of short-term borrowings, which includes securities sold under agreements to repurchase and short-term borrowings from other banks, are summarized as follows:

(Dollar amounts in thousands)	2016	2015

Balance at year-end	$68,359	$35,825
Average balance outstanding	37,130	11,768
Maximum month-end balance	68,359	35,825
Weighted-average rate at year-end	0.61%	1.37%
Weighted-average rate during the year	0.89%	1.65%

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expense divided by the related average balance.

The Company maintains a
$6.0
million line of credit at an adjustable rate, currently
4.00%,
a
$10.0
million line of credit at an adjustable rate, currently at
3.93%,
and a
$4.0
million line of credit at an adjustable rate, currently
4.03%.
At
December
31,
2016,
2015,
and
2014,
outstanding borrowings under these lines were
$0,
$9.5
million, and
$3.1
million, respectively.

The following table provides additional detail regarding short-term borrowed funds.

	Repurchase Agreements (Sweep) Accounted for as
	Secured Borrowings
	(in thousands)
	Overnight and Continuous
	December 31, 2016	December 31, 2015
Repurchase agreements:
Mortgage-backed securities in government sponsored entities	$2,667	$1,877
Tax-exempt obligations of states and political subdivisions	968	-
U.S. Government agency securities	-	1,052
Gross amount of recognized liabilities	$3,635	$2,929